Pioneer Core Equity Fund
Schedule of Investments  |  September 30, 2024

A: PIOTX	C: PCOTX	K: PCEKX	R: CERPX	Y: PVFYX

Schedule of Investments  |  9/30/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 95.3% of Net Assets
	Banks — 4.5%
1,285,800	Bank of America Corp.	$ 51,020,544
2,385,300	Huntington Bancshares, Inc.	35,063,910
	Total Banks	$86,084,454

	Beverages — 3.0%
802,159	Coca-Cola Co.	$ 57,643,146
	Total Beverages	$57,643,146

	Biotechnology — 3.5%
40,722(a)	Alnylam Pharmaceuticals, Inc.	$ 11,199,772
349,695	Gilead Sciences, Inc.	29,318,429
55,816(a)	Vertex Pharmaceuticals, Inc.	25,958,905
	Total Biotechnology	$66,477,106

	Broadline Retail — 6.7%
687,589(a)	Amazon.com, Inc.	$ 128,118,458
	Total Broadline Retail	$128,118,458

	Capital Markets — 2.7%
587,900	State Street Corp.	$ 52,011,513
	Total Capital Markets	$52,011,513

	Chemicals — 4.2%
154,593	Air Products and Chemicals, Inc.	$ 46,028,520
350,563	LyondellBasell Industries NV, Class A	33,618,992
	Total Chemicals	$79,647,512

	Communications Equipment — 3.9%
1,413,650	Cisco Systems, Inc.	$ 75,234,453
	Total Communications Equipment	$75,234,453

	Electrical Equipment — 2.4%
108,483	Rockwell Automation, Inc.	$ 29,123,346
163,796	Vertiv Holdings Co., Class A	16,296,064
	Total Electrical Equipment	$45,419,410

	Electronic Equipment, Instruments & Components — 4.1%
113,950	CDW Corp.	$ 25,786,885
335,380(a)	Keysight Technologies, Inc.	53,301,943
	Total Electronic Equipment, Instruments & Components	$79,088,828

1Pioneer Core Equity Fund | 9/30/24

Shares		Value
	Energy Equipment & Services — 1.3%
668,091	Baker Hughes Co.	$ 24,151,490
	Total Energy Equipment & Services	$24,151,490

	Entertainment — 1.6%
317,922	Walt Disney Co.	$ 30,580,917
	Total Entertainment	$30,580,917

	Financial Services — 4.7%
185,221(a)	Fiserv, Inc.	$ 33,274,953
310,511(a)	PayPal Holdings, Inc.	24,229,173
118,858	Visa, Inc., Class A	32,680,007
	Total Financial Services	$90,184,133

	Food Products — 1.1%
609,032	Kraft Heinz Co.	$ 21,383,114
	Total Food Products	$21,383,114

	Ground Transportation — 2.2%
174,442	Union Pacific Corp.	$ 42,996,464
	Total Ground Transportation	$42,996,464

	Health Care Equipment & Supplies — 1.7%
136,401	Becton Dickinson & Co.	$ 32,886,281
	Total Health Care Equipment & Supplies	$32,886,281

	Household Products — 1.4%
261,360	Colgate-Palmolive Co.	$ 27,131,782
	Total Household Products	$27,131,782

	Industrial REITs — 1.2%
188,122	Prologis, Inc.	$ 23,756,046
	Total Industrial REITs	$23,756,046

	Interactive Media & Services — 7.7%
727,039	Alphabet, Inc., Class A	$ 120,579,418
46,412	Meta Platforms, Inc., Class A	26,568,085
	Total Interactive Media & Services	$147,147,503

	IT Services — 4.5%
387,831	International Business Machines Corp.	$ 85,741,677
	Total IT Services	$85,741,677

	Machinery — 2.8%
86,937	Deere & Co.	$ 36,281,418
125,127(a)	Middleby Corp.	17,408,920
	Total Machinery	$53,690,338

Pioneer Core Equity Fund | 9/30/242

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Shares		Value
	Multi-Utilities — 2.8%
749,914	CMS Energy Corp.	$ 52,966,426
	Total Multi-Utilities	$52,966,426

	Oil, Gas & Consumable Fuels — 4.0%
1,116,319	EQT Corp.	$ 40,901,928
536,723	Shell Plc (A.D.R.)	35,396,882
	Total Oil, Gas & Consumable Fuels	$76,298,810

	Pharmaceuticals — 4.0%
214,018	Johnson & Johnson	$ 34,683,757
1,419,397	Pfizer, Inc.	41,077,349
	Total Pharmaceuticals	$75,761,106

	Semiconductors & Semiconductor Equipment — 5.7%
366,688(a)	Advanced Micro Devices, Inc.	$ 60,166,167
596,691	Microchip Technology, Inc.	47,908,320
	Total Semiconductors & Semiconductor Equipment	$108,074,487

	Software — 7.7%
29,460	Intuit, Inc.	$ 18,294,660
210,858	Microsoft Corp.	90,732,198
140,244	Salesforce, Inc.	38,386,185
	Total Software	$147,413,043

	Specialized REITs — 1.2%
100,376	American Tower Corp.	$ 23,343,442
	Total Specialized REITs	$23,343,442

	Specialty Retail — 1.1%
212,746	Best Buy Co., Inc.	$ 21,976,662
	Total Specialty Retail	$21,976,662

	Technology Hardware, Storage & Peripherals — 1.5%
565,117(a)	Pure Storage, Inc., Class A	$ 28,391,478
	Total Technology Hardware, Storage & Peripherals	$28,391,478

	Textiles, Apparel & Luxury Goods — 1.1%
77,679(a)	Lululemon Athletica, Inc.	$ 21,078,197
	Total Textiles, Apparel & Luxury Goods	$21,078,197

3Pioneer Core Equity Fund | 9/30/24

Shares		Value
	Trading Companies & Distributors — 1.0%
196,306	AerCap Holdings NV	$ 18,594,104
	Total Trading Companies & Distributors	$18,594,104

	Total Common Stocks (Cost $1,386,931,096)	$1,823,272,380

	SHORT TERM INVESTMENTS — 4.7% of Net Assets
	Open-End Fund — 4.7%
90,697,235(b)	Dreyfus Government Cash Management, Institutional Shares, 4.80%	$ 90,697,235
		$90,697,235

	TOTAL SHORT TERM INVESTMENTS (Cost $90,697,235)	$90,697,235

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $1,477,628,331)	$1,913,969,615
	OTHER ASSETS AND LIABILITIES — (0.0)%†	$(787,128)
	net assets — 100.0%	$1,913,182,487

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at September 30, 2024.
†	Amount rounds to less than 0.1%.
Pioneer Core Equity Fund | 9/30/244

Schedule of Investments  |  9/30/24
(unaudited) (continued)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,823,272,380	$—	$—	$1,823,272,380
Open-End Fund	90,697,235	—	—	90,697,235
Total Investments in Securities	$1,913,969,615	$—	$—	$1,913,969,615
During the period ended September 30, 2024, there were no transfers in or out of Level 3.
5Pioneer Core Equity Fund | 9/30/24